                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                 FORM 24F-2NT
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

         PIPER FUNDS INC.


 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    National Tax Exempt Emerging Growth, Growth and Income, U.S. Government Money Market Tax Exempt Money Market, Intermediate Bond Fund, Growth Fund, Small Company Growth Fund, Balanced Fund, Government Income Fund, Money Market, Minnesota Tax-Exempt.
 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-4905


    Securities Act File Number: 33-10261
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

         September 30, 1996
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

         N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         0

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         0


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

         10,890,205,684.82 - shares

         $11,016,658,918.86
  _____________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

         10,890,205,684.82 - shares

         $11,016,658,918.86

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         114,617,572.85 shares    $211,788,892.49
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     +11,016,658,918.86
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +211,788,892.49
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -11,105,822,164.58
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing    +     0
         fees pursuant to rule 24e-2 (if applicable):       ___________________
     (v) Net aggregate price of securities sold and issued   122,625,646.77
         during the fiscal year in reliance on rule 24f-2
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):                         ___________________
    (vi) Multiplier prescribed by Section 8(b) of the       x0.0003030303 or
         Securities Act of 1933 or other applicable law or   1/33 of 1%
         regulation (see instruction C.8):                  ___________________
   (vii) Fee due (line (i) or line (v) multiplied by
         line (vi)):                                              0
                                                            ___________________


 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Robert H. Nelson
                           _______________________________________________
                            Vice President and Treasurer
                           _______________________________________________

  Date_______________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________